Acquisitions and Disposals - Additional Information (Detail) - EUR (€)		12 Months Ended
	Sep. 22, 2017	Dec. 31, 2017	Nov. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Acquisitions and Disposals [Line Items]
Total consideration		€ 4,912,000,000		€ 2,069,000,000
Cash consideration		4,825,000,000
Fair value of assets and liabilities recognised for the acquisition		2,423,000,000		929,000,000	€ 999,000,000
Provisional estimate of the goodwill arising on the acquisition		16,881,000,000		€ 17,624,000,000
Revenue of acquiree		230,000,000
Operating profit (loss) of acquiree since acquisition date		32,000,000
Revenue of group if acquisition completed		54,440,000,000
Operating profit of group if acquisition completed		9,060,000,000
Goodwill expected to be tax deductible		568,000,000
Contingent liabilities acquired		€ 0
Description of goodwill		Goodwill represents the future value which the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing Unilever channels and businesses.
Global Spreads Business Excluding South Africa [member]
Disclosure of Acquisitions and Disposals [Line Items]
Expected date of business disposal		During 2018
Spreads Business in South Africa [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage	25.75%
South Africa Holdings [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Cash consideration payable	€ 331,000,000
Unilever south Africa holdings [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Expected date of business disposal		During 2018
Carver Korea [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Total consideration		€ 2,284,000,000
Acquisition percentage			98.00%
Cash consideration		2,284,000,000	€ 2,284,000,000
Fair value of assets and liabilities recognised for the acquisition		1,281,000,000	1,281,000,000
Provisional estimate of the goodwill arising on the acquisition			€ 1,030,000,000
Total acquisition-related costs incurred		1,000,000
Revenue of acquiree		75,000,000
Operating profit (loss) of acquiree since acquisition date		23,000,000
Revenue if all above acquisitions had taken place at beginning of year		53,984,000,000
Operating profit if all above acquisitions had taken place at beginning of year		€ 8,982,000,000